Segment And Geographic Information (Financial Information Operating Segments) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net financing revenue (loss)	$ 774,000,000	$ 737,000,000	$ 628,000,000	$ 640,000,000	$ 611,000,000	$ 472,000,000	$ 457,000,000	$ 351,000,000	$ 2,779,000,000	$ 1,891,000,000	$ 1,124,000,000
Other revenue	325,000,000	371,000,000	402,000,000	386,000,000	480,000,000	775,000,000	714,000,000	605,000,000	1,484,000,000	2,574,000,000	2,288,000,000
Total net revenue (loss)	1,099,000,000	1,108,000,000	1,030,000,000	1,026,000,000	1,091,000,000	1,247,000,000	1,171,000,000	956,000,000	4,263,000,000	4,465,000,000	3,412,000,000
Provision for loan losses	140,000,000	141,000,000	89,000,000	131,000,000	93,000,000	105,000,000	33,000,000	98,000,000	501,000,000	329,000,000	161,000,000
Total noninterest expense	884,000,000	762,000,000	801,000,000	958,000,000	951,000,000	845,000,000	971,000,000	855,000,000	3,405,000,000	3,622,000,000	3,428,000,000
Income (loss) from continuing operations before income tax expense	75,000,000	205,000,000	140,000,000	(63,000,000)	47,000,000	297,000,000	167,000,000	3,000,000	357,000,000	514,000,000	(177,000,000)
Assets	151,167,000,000				182,347,000,000				151,167,000,000	182,347,000,000	184,059,000,000
Net Interest Income (Loss) after Provision for Loan Losses									2,300,000,000	1,600,000,000	1,000,000,000
Automotive Finance Operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									3,159,000,000	2,827,000,000	2,530,000,000
Other revenue									268,000,000	322,000,000	422,000,000
Total net revenue (loss)									3,427,000,000	3,149,000,000	2,952,000,000
Provision for loan losses									494,000,000	253,000,000	89,000,000
Total noninterest expense									1,662,000,000	1,507,000,000	1,530,000,000
Income (loss) from continuing operations before income tax expense									1,271,000,000	1,389,000,000	1,333,000,000
Assets	109,312,000,000				128,411,000,000				109,312,000,000	128,411,000,000	112,591,000,000
Insurance Operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									57,000,000	64,000,000	62,000,000
Other revenue									1,196,000,000	1,150,000,000	1,336,000,000
Total net revenue (loss)									1,253,000,000	1,214,000,000	1,398,000,000
Provision for loan losses									0	0	0
Total noninterest expense									999,000,000	1,054,000,000	1,082,000,000
Income (loss) from continuing operations before income tax expense									254,000,000	160,000,000	316,000,000
Assets	7,124,000,000				8,439,000,000				7,124,000,000	8,439,000,000	8,036,000,000
Mortgage Operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									76,000,000	149,000,000	205,000,000
Other revenue									0	1,159,000,000	354,000,000
Total net revenue (loss)									76,000,000	1,308,000,000	559,000,000
Provision for loan losses									13,000,000	86,000,000	123,000,000
Total noninterest expense									321,000,000	627,000,000	344,000,000
Income (loss) from continuing operations before income tax expense									(258,000,000)	595,000,000	92,000,000
Assets	8,168,000,000				14,744,000,000				8,168,000,000	14,744,000,000	33,906,000,000
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									(513,000,000)	(1,149,000,000)	(1,673,000,000)
Other revenue									20,000,000	(57,000,000)	176,000,000
Total net revenue (loss)									(493,000,000)	(1,206,000,000)	(1,497,000,000)
Provision for loan losses									(6,000,000)	(10,000,000)	(51,000,000)
Total noninterest expense									423,000,000	434,000,000	472,000,000
Income (loss) from continuing operations before income tax expense									(910,000,000)	(1,630,000,000)	(1,918,000,000)
Assets	26,563,000,000				30,753,000,000				26,563,000,000	30,753,000,000	29,526,000,000
Commercial Finance Operations [Member]
Segment Reporting Information [Line Items]
Assets	$ 1,600,000,000				$ 1,500,000,000				$ 1,600,000,000	$ 1,500,000,000	$ 1,200,000,000